INCOME TAXES - Deferred tax assets (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Deferred tax assets:
Net operating losses carryforwards	$ 5,204,149	$ 4,812,643
Allowance for doubtful accounts of accounts receivable	13,505	16,745
Allowance for doubtful accounts of other current assets	299,749	288,960
Impairment of deposit for long-term investment	736,909	714,990
Impairment of long-term investment	1,341,802	633,655
Deferred tax assets, gross	7,596,114	6,466,993
Deferred tax liabilities from operating right-of-use assets	(40,812)	(48,552)
Deferred tax assets net off against deferred tax liability	7,555,302	6,418,441
Less: Allowance on deferred tax assets	(7,555,302)	(6,418,441)
Deferred tax assets	$ 0	$ 0